Share-based payments	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Group has granted BCEs, BSAs and free shares (attributions gratuities d’actions, or “AGAs”). These plans qualify as “equity settled” under IFRS 2. The Group does not have any obligation to purchase these instruments in the event of departure or if a specific event does not occur.
Valuation methods of BCEs, BSAs and AGAs
The fair value of share-based awards was determined at grant date using the Black Scholes model for the BCEs and BSAs and the
Monte-Carlo simulation for AGAs plans with market performance conditions.
The assumptions used to estimate the fair value of the instruments are presented below and include:
•Expected maturity of the options;
•Expected volatility based on the historical market share price available;
•Expected dividends based on management best estimate;
•Risk-free interest rate based on French OAT rates measured at grant dates;
•Share price, including offered in case of change of control (only for the market conditions applicable to the free-share plans
AGA 2021 and AGA 2023-1) is based on Monte-Carlo simulations and taking into account a change of control premium based on the management best estimate.
BCEs
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT DAT E	TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISED BCEs	NUMBER OF BCEs OUTSTANDI NG	NUMBER OF BCEs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITION S ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BCE-2014-2	2,750	1,000	—	(1,000)	—	—	—
2014-03-11	BCE-2014-4	984	184	—	(184)	—	—	—
2016-11-07	BCE-2016-1	84,000	22,495		—	22,495	22,495	22,495
2017-01-23	BCE-2017-1	67,374	67,000	—	—	67,000	41,735	67,000
2017-11-20	BCE-2017-2	150,000	150,000	(37,500)	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	67,373	33,686	67,373
2017-11-20	BCE-2017-5	67,374	64,374	—	—	64,374	30,686	64,374
2018-03-15	BCE-2018-1	22,000	11,980		—	11,980	11,980	11,980
2018-05-14	BCE 2018-3	33,687	16,844	—	—	16,844	—	16,844
2018-05-14	BCE-2018-4	16,843	16,843	0	—	16,843	8,422	16,843
2018-05-14	BCE-2018-5	22,000	6,000			6,000	6,000	6,000
	Total BCEs	534,386	424,093	(37,500)	(1,184)	385,409	267,504	385,409
The BCEs include a service condition under which the beneficiary must still be an employee, a corporate officer or a scientific consultant of the Group at the time of vesting.
The exercise rights for most of the BCEs are vested annually and have the following vesting terms:
•25% of the award vests on the first anniversary of the date of grant for all currently issued BCEs; and
•For the remaining 75% of the award, the BCEs vest 1/48th per month over four years from the anniversary date of the grant.
Most of the BCEs plans (all BCEs plans except BCE 2014-2 fully vested as of January 1, 2020) include or partially include non-
market performance conditions (obtaining financing of €100 million, positive results on clinic studies, signature of informed consent in a clinical phase, signing a license agreement, FDA authorization). The level of achievement of the non-market performance conditions are taken into account in determining the number of BCEs allocated initially and reassessed at each closing date.
In the event of a change of control or a M&A transaction, all the BCEs will become immediately exercisable. A change of control is defined as a new investor/company holding directly or indirectly more than 50% of the share capital or voting rights. As such the probable vesting date of each plan corresponds to the weighted average of probable change of control dates.
BSAs
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISED BSAs	NUMBER OF BSAs OUTSTANDI NG	NUMBER OF BSAs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BSA-2014-3	1,172	492	—	(492)	—	—	—
2015-12-04	BSA-2015-11	96,924	96,924	—	—	96,924	96,924	96,924
2015-12-04	BSA-2015-12	82,000	16,400	—	—	16,400	16,400	16,400
2017-09-18	BSA-2017-1	16,400	16,400	—	—	16,400	16,400	16,400
2018-01-22	BSA-2018-1	49,200	16,400	—	—	16,400	16,400	16,400
2014-03-11	BSA-2014-4	1,315	842	—	—	842	842	84,160
2014-03-11	BSA-2014-5	787	459	—	(230)	230	230	22,950
	Total BSAs	247,798	147,917	—	(722)	147,196	147,195	253,234
The BSAs include a service condition under which the beneficiary must still be an employee, a corporate officer or a scientific consultant of the Group at the time of vesting.
The exercise rights for most of the BSAs are vested annually and have the following vesting terms:
•25% of the award vests on the first anniversary of the date of grant for all currently issued BSAs; and
•For the remaining 75% of the award, the BSAs vest 1/48th per month over four years from the anniversary date of the grant.
All of the BSAs plans include or partially include non-market performance conditions (positive results on clinic studies, signature of informed consent in a clinical phase, signing a license agreement, FDA authorization). The level of achievement of the non-market performance conditions are taken into account in determining the number of BSAs allocated initially and reassessed at each closing date.
In the event of a change of control or a M&A transaction, all the BSAs will become immediately exercisable. A change of control is defined as a new investor/company holding directly or indirectly more than 50% of the share capital or voting rights. As such the probable vesting date of each plan corresponds to the weighted average of probable change of control dates.
AGAs
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGING AS OF JANUARY 1, 2023	NUMBER OF LAPSED AGAs	NUMBER OF EXERCISED AGAs	NUMBER OF AGAs OUTSTANDING
						AS OF DECEMBER 31, 2023
2023-07-11	AGA-2023-1	1,382,796	—	—	—	1,382,796
2023-07-11	AGA-2023-2	100,000	—	—	—	100,000
2023-09-28	AGA-2023-3	731,500	—	—	—	731,500
2023-09-28	AGA-2023-4	254,250	—	—	—	254,250
2023-12-01	AGA-2023-5	132,750	—	—	—	132,750
	Total AGAs	2,601,296	—	—	—	2,601,296

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2021	€31.60	€23.92	0.00 €	2022-07-31	49.0%	-1.00%
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	0.00 €	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	0.00 €	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	0.00 €	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	0.00 €	N/A	N/A	N/A
•AGAs granted in September 2021
AGAs granted in September 2021 are subject to a vesting service condition of one year following the grant date. The number of shares that will be finally vested under this plan will depend on the following conditions: if a M&A transaction is completed on or prior to
July 31, 2022 and the price per ordinary share of the Group retained in the framework of the M&A transaction is at least equal to €100 per share (or lower than €100 per share) then 100% (or 75%) of the shares initially granted will be vested. The AGAs are forfeited if a
M&A transaction is not completed on or prior to July 31, 2022.
These conditions qualify as both a non-market performance condition (occurrence or not of a M&A transaction before July 31, 2022)
and a market condition (number of shares depending on the share price offered in case of a M&A transaction before July 31, 2022)
under IFRS 2 principles.
The level of achievement of the market condition is directly included in the unit fair value of the free shares and the probability of a
M&A transaction before July 31, 2022 is included in the estimation of the number of shares that will be finally vested by the beneficiaries.
As of December 31, 2021, considering that it was probable that an M&A transaction would occur before July 31, 2022, 100% of the shares originally granted were included in the calculation of share based payment expenses. In addition, the Group recognized an accrual for social taxes related to the AGA 2021 plan of €205 thousand as of December 31, 2021.The total share-based compensation expense amounted to €828 thousand (€389 thousand in research and development and €440 thousand in general and administrative, respectively).
During the period ended December 31, 2022, the AGAs were all forfeited since no M&A transaction was completed on or prior to
July 31, 2022. This resulted in a reversal of the related compensation expense of €1,026 thousand and the reversal of the accrual for social taxes of €205 thousand that was recorded as of December 31, 2021.
AGAs granted in July 2023
(a) Pursuant to a Board decision on July 11, 2023, the Group allocated a total number of 1,382,796 AGAs to Mr Marc de Garidel, as the Group’s Chief Executive Officer, to which performance conditions and service conditions apply (AGA plan 2023-1):
•For 212,738 AGAs 2023-1 (tranche 1): the acquisition period shall end on the first anniversary of the allocation date;
•For 638,214 AGAs 2023-1 (tranche 2): the AGAs 2023-1 shall progressively be definitively acquired on a monthly basis over a period of three years starting after the first anniversary of the allocation date;
•For 212,738 AGAs 2023-1 (tranche 3): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific performance condition related to regulatory approval is fulfilled;
•For 106,369 AGAs 2023-1 (tranche 4): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which the Group successfully completes a public offering raising at least $100 million in gross proceeds (the condition was met on October 24, 2023);
•For 106,369 AGAs 2023-1 (tranche 5): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific performance condition related to the Group’s market capitalization is fulfilled;
•For 106,368 AGAs 2023-1 (tranche 6): the acquisition period shall end on the first anniversary of the allocation date subject to the completion, prior to such date, of a tender offer on the securities issued by the Group, at a predetermined minimum price, and resulting in a change of control of the Group;
•Additionally, AGAs related to tranches 1 to 5 are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
The Group qualified those conditions under IFRS 2 principles as follows:
•Conditions related to tranches 1 and 2 qualify as service conditions under IFRS 2 principles.
•Conditions related to tranches 3 and 4 qualify as service and non-market performance conditions. Their levels of achievement are reflected in the number of instruments that are expected to vest and were estimated by management based on observable industry-specific data.
•Conditions related to tranches 5 and 6 qualify as service and market performance conditions. The levels of achievement of market conditions are reflected in the unit fair value of the free shares and were estimated by management using the valuation methods and assumptions set out above. The valuation of tranche 6 also incorporates management’s estimate of the probability of a M&A transaction prior to the limit date.
•The vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group qualifies as a non-market performance condition.
(b) Pursuant to a Board decision on July 11, 2023, the Group allocated a total number of 100,000 AGAs to Mr. Hartmut Ehrlich, as the
Group’s former Chief Executive Officer to which the following conditions apply (AGA plan 2023-2):
•For 25,000 AGAs 2023-2 (tranche 1): the acquisition period shall end on the first anniversary of the allocation date, and is not subject to a future service condition;
•For 75,000 AGAs 2023-2 (tranche 2): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific condition, related to positive results on clinical studies, is fulfilled.
The acquisition is not subject to a future service condition. Additionally, the tranche is subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
This tranche qualifies as a non-vesting condition. Its level of achievement is reflected in the unit fair value of the free shares, and was estimated by management based on observable industry-specific data.
AGAs granted in September and December 2023
On September 28, 2023 and December 1, 2023, certain of the Group’s officers and employees were allocated respectively 985,750
AGAs (AGA plans 2023-3 and 2023-4) and 132,750 AGAs (AGA plan 2023-5) in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs will be vested as follows: (i) 50% at the end of a two-year period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and
(iii) 25% at the end of a four-year period from the allocation date (service condition).
•Of the 1,118,500 AGAs, 254,250 AGAs are subject to an additional non-market performance condition of the successful completion of a public offering raising at least $200 million in gross proceeds. This condition was met on October 24, 2023.
Additionally, all the 2023-3, 2023-4 and 2023-5 AGAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
Breakdown of the compensation expenses accounted for the period ended December 31, 2021, 2022 and 2023

TYPE (in thousands of euros)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
BCEs	(199)	(138)	(112)
BSAs	—	—	—
AGAs	1,026	(1,026)	(8,067)
Social taxes related to AGAs	205	(205)	(426)
Total	1,032	(1,369)	(8,605)